Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the unaudited condensed financial statements were issued and determined that there have been no events that have occurred other than those mentioned below, that would require adjustments to the disclosures of the unaudited condensed financial statements.

On July 7, 2022, The board of directors of CHW Acquisition Corporation, through an extraordinary general meeting has approved, (i) the domestication of CHW as a Delaware corporation (the “Domestication”) and (ii) the Business Combination Agreement, dated as of February 2, 2022, by and among CHW, Wag Labs, Inc., a Delaware corporation (“Wag!” ),. Wag! is a leading provider of access to pet care services. In connection with the transactions contemplated by the Business Combination Agreement (the “Business Combination”), the Company will be renamed “Wag! Group Co.” (referred to herein as “New Wag!”).

On July 14, 2022, the Company entered into an agreement with Chardan Capital Markets to render financial advisory and investment banking services in connection with the Company’s business combination with Wag Labs, Inc. Pursuant to the agreement, Chardan Capital Markets is to receive a contingent fee of $400,000, payable at payable at the earlier of (i) the closing of the Transaction from the closing flow-of-funds or (ii) 14 calendar days after the Company’s shareholder meeting approving the Transaction.

Pursuant to a certain Underwriting Agreement, dated August 30, 2021, by and between Wag! Group Co. (f/k/a CHW Acquisition Corporation the “Company”), and Chardan Capital Markets, LLC (“Chardan”), Chardan holds 56,250 shares (the “Shares”) of common stock, $0.0001 par value per share, of the Company (“Common Stock”). On August 8, 2022, Chardan agreed to forfeit 50,000 Shares upon the consummation of the Company’s initial business combination with Wag Labs, Inc.

On August 5, 2022, the Company entered into Forward Share Purchase Agreements (each, a “Forward Purchase Agreement” and collectively, the “Forward Purchase Agreements”), with each of Milton Arbitrage Partners, LLC, MMCAP International Inc. SPC, Nautilus Master Fund, L.P. and Polar Multi-Strategy Master Fund (each, an “Investor” and collectively, the “Investors”) pursuant to which, on the three month anniversary of the date of the closing of the Company’s Business Combination (as defined below), the Investors may elect to sell and transfer to the Company, and the Company will purchase, in the aggregate up to 2,393,378 shares of common stock of the Company, par value $0.0001 per share (the “Investor Shares”), consisting of shares of common stock then held by the Investors and not sold and repurchased by the Investor since the closing of the Business Combination. The Company will acquire the Investor Shares at a price of $10.30 per share (the “Shares Purchase Price”). In exchange for the Company’s commitment to purchase the Investor Shares on the Put Date, each Investor agreed that it will not request redemption of any of the Investor Shares in conjunction with the Company’s shareholders’ approval of the Business Combination, or tender the Investor Shares to the Company in response to any redemption or tender offer that the Company may commence for its ordinary shares.

On October 27, 2021, the Company entered into an agreement with Ernst and Young LLP for due diligence services related to the Business Combination, pursuant to which the Company paid Ernst and Young LLP a fee of $155,082 after the consummation of the Business Combination.

On August 9, 2022, the parties to the Business Combination Agreement completed the Business Combination (See Note 1). Holders of 9,593,970 Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $10.03 per share, for an aggregate redemption amount of approximately $96.2 million. The per share redemption price of approximately $10.03 for public shareholders electing redemption was paid out of the Trust Account.

Note 10 — Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were issued and determined that there were no subsequent events that would require adjustment or disclosure except for the following.

On February 2, 2022, the Company, CHW Merger Sub Inc., a Delaware corporation and wholly owned direct subsidiary of the Company and Wag Labs, Inc., a Delaware corporation, entered into a Business Combination Agreement.

The Business Combination will be effected in two steps: (i) on the Domestication Closing Date, CHW will domesticate as a Delaware corporation; and (ii) on the Acquisition Closing Date, Merger Sub will merge with and into Wag, with Wag surviving the merger as a wholly owned subsidiary of New Wag.

Concurrently with the Domestication, CHW will adopt and file a certificate of incorporation with the Secretary of State of the State of Delaware, pursuant to which CHW will change its name to Wag! Group Co. and adopt bylaws. At least one business day, but no more than two business days, after the Domestication, and no later than three business days following the satisfaction or waiver of the conditions set forth in the Business Combination Agreement (other than those conditions that by their nature are to be satisfied at the Acquisition Closing, but subject to the satisfaction or waiver of those conditions at such time), the Acquisition Merger will be consummated by the filing of a certificate of merger with the Secretary of State of the State of Delaware.

In connection with entering into the Business Combination Agreement, on February 2, 2022, CHW entered into Subscription Agreements (the “Subscription Agreements”) with qualified institutional buyers (the “PIPE and Backstop Investors”), pursuant to which, among other things, the PIPE and Backstop Investors agreed to purchase an aggregate of 500,000 shares of common stock of CHW following the Domestication and immediately prior to the Acquisition Merger at a cash purchase price of $10.00 per share, resulting in aggregate proceeds of $5,000,000 million; provided, however, if the PIPE and Backstop Investors acquire shares of common stock of CHW in the open market between the date of the Subscription Agreements and the close of business on the third trading day prior to the special meeting of CHW’s shareholders called in connection with the Business Combination, then the required purchase amount shall be reduced on a share-for-share basis by the number of shares of common stock of CHW so acquired in the open market (the “PIPE and Backstop Investment”).

In connection with the execution of the Business Combination Agreement, on February 2, 2022, the Sponsor, Mark Grundman and Jonah Raskas (collectively, the “CHW Founder Shareholders”) entered into that certain letter agreement (the “CHW Founders Stock Letter”) with CHW and Wag!, pursuant to which, among other things, CHW, Wag!, and the CHW Founder Shareholders agreed, with respect to 360,750 Founder Shares (as defined below) (the “Forfeiture Shares”), during the period commencing on the date of the Business Combination Agreement and ending on the earlier of (A) the date that is three years after the Acquisition Closing, (B) the date on which the Forfeiture Shares are no longer subject to forfeiture, (C) subsequent to the Acquisition Closing, the consummation of a liquidation, merger, share exchange or other similar transaction that results in all of the New Wag! stockholders having the right to exchange their shares for cash, securities or other property, and (D) the valid termination of the Business Combination Agreement, the Sponsor will not to (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase, or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the rules and regulations of the SEC promulgated thereunder with respect to, any Forfeiture Shares, (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Forfeiture Shares, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise or (iii) publicly announce any intention to effect any transaction specified in clauses (i) or (ii), subject to certain exceptions.

Wag! has delivered to CHW the Stockholder Support Agreement, dated February 2, 2022 (the “Stockholder Support Agreement”), pursuant to which, among other things, the Key Wag! Stockholders, whose ownership interests collectively represent the outstanding Wag! common stock and Wag! preferred stock (voting on an as-converted basis) sufficient to approve the Business Combination on behalf of Wag!, will agree to support the approval and adoption of the transactions contemplated by the Business Combination Agreement, including agreeing to execute and deliver the requisite consent of Wag!’s stockholders holding shares of Wag! common stock and Wag! preferred stock sufficient under the Delaware General Corporation Law and Wag!’s certificate of incorporation and bylaws to approve the Business Combination Agreement and the Business Combination, in the form of a written consent executed by the Key Wag! Stockholders, within 48 hours of the Registration Statement on Form S-4 filed with the SEC in connection with the Business Combination becoming effective. The Stockholder Support Agreement will terminate upon the earliest to occur of (a) the Acquisition Merger Effective Time, (b) the date of the termination of the Business Combination Agreement, and (c) the effective date of a written agreement of CHW, Wag!, and the Wag! stockholders party thereto terminating the Stockholder Support Agreement (the “Expiration Time”). The Key Wag! Stockholders also agreed, until the Expiration Time, to certain transfer restrictions (excluding the Conversion).

In connection with entering into the Business Combination Agreement, on February 2, 2022, CHW entered into a definitive commitment letter (the “Commitment Letter”) with Blue Torch Capital LP (together with its affiliated funds and any other parties providing a commitment thereunder, including any additional lenders, agents, arrangers or other parties joined thereto after the date thereof, collectively, the “Debt Financing Sources”), pursuant to which, among other things, the Debt Financing Sources agreed to fund a $30 million senior secured term loan credit facility (the “Credit Facility”). The closing and funding of the Credit Facility will occur in connection with the closing of the transactions contemplated by the Business Combination Agreement, subject to the satisfaction or waiver of the conditions to funding set forth in the Commitment Letter. Upon closing, Wag! will be the primary borrower under the Credit Facility, New Wag! will be a parent guarantor and substantially all of Wag!’s existing and future subsidiaries will be subsidiary guarantors (subject to certain customary exceptions). The Credit Facility will be secured by a first priority security interest in substantially all assets of Wag! and the guarantors (subject to certain customary exceptions).

Wag Labs, Inc.
Subsequent Events

14.Subsequent Events

In connection with the issuance of the consolidated financial statements on August 15, 2022 for the three and six months ended June 30, 2022, the Company has evaluated subsequent events existing and not existing on June 30, 2022, and concluded there were no subsequent events to recognize in the financial statements.

On August 9, 2022 (the “Closing Date”), Wag Labs, Inc. (“Legacy Wag!”), CHW Acquisition Corporation, a Cayman Islands exempted company (“CHW”), and CHW Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of CHW (“Merger Sub”), consummated the closing of the transactions contemplated by the Business Combination Agreement, dated February 2, 2022, by and among Legacy Wag!, CHW, and Merger Sub (the “Business Combination Agreement”), following the approval at an extraordinary general meeting of CHW’s shareholders held on July 28, 2022 (the “Special Meeting”).

Pursuant to the terms of the Business Combination Agreement, a business combination of Legacy Wag! and CHW was effected by the merger of Merger Sub with and into Legacy Wag!, with Legacy Wag! surviving the merger as a wholly owned subsidiary of CHW (the “Merger,” and, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). In connection with the consummation of the Business Combination on the day prior to the Closing Date, CHW changed its name from CHW Acquisition Corporation to Wag! Group Co.

In connection with the Special Meeting and the Business Combination, the holders of 9,593,970 shares of CHW’s ordinary shares, par value $0.0001 per share, exercised their right to redeem their shares for cash at a redemption price of approximately $10.00 per share, for an aggregate redemption amount of $95,939,700. As a result, the Company received approximately $5.3 million, net of $23.9 million placed in escrow in accordance with the Forward Purchase Agreements. The Company also received $29.4 million in a Secured Note and $5 million from the PIPE and Backstop Investor, before the payment of transaction related expenses.

Upon the consummation of the Merger, the following transactions occurred (the “Conversion”): (i) all outstanding shares of Legacy Wag!’s preferred stock, except for Legacy Wag! Series P Shares (as described in part (vi) below), were converted into shares of the Company’s common stock, par value $0.0001 per share, at the then-effective conversion rate as calculated pursuant to the Business Combination Agreement; (ii) the cancellation of each issued and outstanding share of Legacy Wag!’s common stock and the conversion into the right to receive a number of shares of the Company’s common stock equal to the exchange ratio of 0.97 shares of the Company’s common stock for each share of Legacy Wag! common stock; (iii) the conversion of 91,130 warrants issued and outstanding by Legacy Wag! in 2017 to two lenders (the “Legacy Wag! Common Warrants”) into warrants exercisable for shares of the Company’s common stock with the same terms except for the number of shares exercisable and the exercise price, each of which were adjusted using an exchange ratio of 0.97 for Legacy Wag! Common Warrants; (iv) the conversion of all outstanding vested and unvested options to purchase shares of Legacy Wag! common stock (the “Legacy Wag! Options”) into options exercisable for shares of the Company’s common stock with the same terms and conditions as were applicable to the Legacy Wag! Options immediately prior to the Conversion, except for the number of shares exercisable and the exercise price, each of which were adjusted using the exchange ratio of 0.97 for Legacy Wag! Options; (v) the conversion of the outstanding restricted stock unit award covering shares of Legacy Wag! common stock (each, a “Legacy Wag! RSU Award”) into awards covering a number of shares of Wag! common stock (rounded down to the nearest whole number) with the same terms and conditions as were applicable to the Legacy Wag! RSU Awards immediately prior to the Conversion, except for the number of shares subject to the award, which was adjusted using the exchange ratio of 0.97 for Legacy Wag! RSU Awards, (vi) the conversion of 1,100,000 shares of Legacy Wag! Series P Shares into the Company’s common stock on a one-for-one basis; (vii) the issuance and sale of 500,000 CHW ordinary shares for a purchase price of $10.00 per share and an aggregate purchase price of $5,000,000 immediately prior to or substantially concurrently with the Closing Date; (viii) immediately prior to the Effective Time, each CHW ordinary share (including any Sponsor Shares (as defined below) not forfeited) was converted into shares of the Company’s common stock; (ix) the cancellation of 13,327 founder shares held by the Sponsor in a maximum redemption scenario in connection with the Business Combination and in accordance with the terms of the CHW Founders Stock Letter (as defined below) and the Business Combination Agreement; (x) the issuance of 300,000 Wag! Community Shares that the Company may distribute to members of the pet wellness and welfare community as identified by our officers and directors; and (xi) the cancellation of 20,000 founder shares held by Sponsor in connection with the Business Combination and in accordance with the CHW Founders Stock Letter and the Business Combination Agreement.

Simultaneously with the closing of the Business Combination, the Company deposited $24,651,793 into an escrow account pursuant to Forward Share Purchase Agreements entered into by CHW on August 5, 2022. In accordance with the Forward Share Purchase Agreements, on the three-month anniversary of the Closing Date, the participating investors may elect to sell and transfer to the Company, and the Company will purchase, in the aggregate, up to 2,393,378 shares of common stock of the Company, consisting of shares of common stock then held by the Investors and not sold and repurchased by the Investor since the Closing Date. The shares are held in escrow and the Company can acquire the Investor Shares at a price of $10.30 per share. The date of the purchase by the Company of the Investor Shares is referred to as the “Put Date”. In conjunction with the sale of the Investor Shares to the Company, each Investor shall notify the Company and the Escrow Agent in writing five business days prior to the three-month anniversary of the date of the Closing Date whether or not such Investor is exercising its right to sell the Investor Shares that such Investor holds to the Company pursuant to the Forward Purchase Agreements (each, a “Shares Sale Notice”). If a Shares Sale Notice is timely delivered by an Investor to the Company and the Escrow Agent, the Company will purchase from such Investor the Investor Shares held by such Investor on the Put Date. If the Investor sells any Investor Shares in the open market after the Closing Date and prior to the three-month anniversary of the Closing Date (such sale, the “Early Sale” and such shares, the “Early Sale Shares”), the Escrow Agent shall release from the Escrow Account to the Company an amount equal to $10.30 per Early Sale Share sold in such Early Sale.

The Company’s purchase of the Investor Shares will be made with funds from the escrow account attributed to the Investor Shares. In the event that an Investor sells any Investor Shares in an Early Sale, it shall provide notice to the Company and the

Escrow Agent within three business days of such sale, and the Escrow Agent shall release from the escrow account for the Company’s use without restriction an amount equal to the pro rata portion of the escrow attributed to the Investor Shares which the Investor has sold. In the event that the Investor chooses not to sell to the Company any Investor Shares that the Investor owns as of the three-month anniversary of the Closing Date, the Escrow Agent shall release all remaining funds from the escrow account for the Company’s use without restriction.

Also, on the Closing Date, the Company entered into a financing agreement (the “Blue Torch Financing Agreement”) with Blue Torch Finance, LLC (together with its affiliated funds and any other parties providing a commitment thereunder, including any additional lenders, agents, arrangers or other parties joined thereto after the date thereof, collectively, the “Debt Financing Sources”), pursuant to which, among other things, the Debt Financing Sources agreed to extend an approximately $32.17 million senior secured term loan credit facility (the “Credit Facility”). Legacy Wag! is the primary borrower under the Credit Facility, the Company is a parent guarantor and substantially all of the Company’s existing and future subsidiaries are subsidiary guarantors (subject to certain customary exceptions). The Credit Facility is secured by a first priority security interest in substantially all assets of Legacy Wag! and the guarantors (subject to certain customary exceptions).

Also in connection with the Business Combination, Eligible Company Equityholders have the contingent right to Earnout Shares and management has the contingent right to Management Earnout Shares. The aggregate number of Earnout Shares and Management Earnout Shares is 10,000,000, and 5,000,000, shares of New Wag! common stock, respectively. The Earnout Shares and Management Earnout Shares will be issued following the Business Combination, as further described below. Earnout Shares would only be issuable if certain New Wag! share price conditions are met over a three-year period from the effective merger date. Earnout Shares would only be issuable if certain New Wag! share price conditions are met over a three-year period from the effective merger date. The Earnout Shares are indexed to the Company’s stock, at each of the New Wag! share price targets of $12.50, $15.00, and $18.00.

16.Subsequent Events

In connection with the issuance of the consolidated financial statements for the year ended December 31, 2021, the Company has evaluated subsequent events through March 10, 2022, the date the consolidated financial statements were issued.

On January 28, 2022, in connection with the Business Combination Agreement, the Company entered into Series P Subscription Agreements, pursuant to which the Company sold an aggregate of 1,100,000 Series P Shares to certain investors in a private placement at a price of $10.00 per share for total proceeds of $11 million.

On February 2, 2022, the Company entered into a Business Combination Agreement and Plan of Merger (the “Business Combination Agreement”) with CHW Acquisition Corporation (“CHW”) and CHW Merger Sub Inc. (“Sub”), a wholly owned subsidiary of CHW. Pursuant to the terms of the Business Combination Agreement, Sub will merge with and into Wag! with Wag! continuing as the surviving entity (the “Merger”).